Joint Arrangements	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
JOINT ARRANGEMENTS

11. JOINT ARRANGEMENTS
A) Joint Operations
Cenovus has a number of joint operations in the Upstream segments. The Company also holds the following joint operation in the U.S. Manufacturing segment.
WRB Refining LP (“WRB”)
Cenovus holds a 50 percent interest in the Wood River and Borger refineries with Phillips 66. Phillips 66 holds the remaining 50 percent interest and is the operator of the Wood River Refinery in Illinois and the Borger Refinery in Texas.
B) Joint Ventures
Husky-CNOOC Madura Ltd.
The Company holds a 40 percent interest in the jointly controlled entity, HCML, which is engaged in the exploration for and production of NGLs and natural gas in offshore Indonesia. The Company’s share of equity investment income (loss) related to the joint venture, distributions received and contributions paid are recorded in (income) loss from equity-accounted affiliates in the Offshore segment.
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

	Nine Months Ended
For the periods ended September 30,	2023	2022
Revenue	439	256
Expenses	373	247
Net Earnings (Loss)	66	9
Balance Sheet

	September 30,	December 31,
As at	2023	2022
Current Assets (1)	285	247
Non-Current Assets	1,767	1,926
Current Liabilities	127	160
Non-Current Liabilities	1,114	1,293
Net Assets	811	720
(1)Includes cash and cash equivalents of $76 million (December 31, 2022 – $64 million).
For the nine months ended September 30, 2023, the Company’s share of income from the equity-accounted affiliate was $29 million (2022 – $19 million). As at September 30, 2023, the carrying amount of the Company’s share of net assets was $356 million (December 31, 2022 – $365 million). These amounts do not equal the 40 percent joint control of the revenues, expenses and net assets of HCML due to differences in the values attributed to the investment and accounting policies between the joint venture and the Company.
For the nine months ended September 30, 2023, the Company received $61 million of distributions from HCML (2022 – $32 million) and paid $31 million in contributions (2022 – $41 million).
Husky Midstream Limited Partnership
The Company jointly owns and is the operator of HMLP, which owns midstream assets, including pipeline, storage and other ancillary infrastructure assets in Alberta and Saskatchewan. The Company holds a 35 percent interest in HMLP, with Power Assets Holdings Limited holding a 49 percent interest and CK Infrastructure Holdings Limited holding a 16 percent interest in HMLP. The Company’s share of equity investment income related to the joint venture, only in excess of the cumulated unrecognized loss, distributions received and contributions paid, is recorded in (income) loss from equity-accounted affiliates in the Oil Sands segment.
For the nine months ended September 30, 2023, HMLP had net earnings of $118 million (2022 – $112 million). The Company’s share of (income) loss from the equity-accounted affiliate does not equal the 35 percent of the net earnings of HMLP due to the nature of the profit-sharing arrangement as set forth in the partnership agreement. The Company’s share of earnings will fluctuate depending on certain income thresholds of HMLP. For the nine months ended September 30, 2023, the Company did not record its share of pre-tax loss relating to HMLP of $20 million (2022 – pre-tax loss of $14 million). The carrying value was $nil at September 30, 2023 (December 31, 2022 – $nil).
As at September 30, 2023, the Company had $42 million in cumulative unrecognized losses and other comprehensive income (“OCI”), net of tax (December 31, 2022 – $28 million).
For the nine months ended September 30, 2023, the Company received $56 million of distributions from HMLP (2022 – $22 million) and paid $62 million in contributions (2022 – $30 million). The net amount of the distributions received and contributions paid is recorded in (income) loss from equity-accounted affiliates in the Oil Sands segment.